Goodwill and intangible assets	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
The following table summarizes the movements of goodwill and other intangible assets in 2019:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2019	8,899	2,980	249	5,369	4,440	5,960	494	19,492
Impact of business combinations	6		505					505
Additions			7				125	132
Reclassifications	—	—	(33)	—	—	—	33	—
Disposals and derecognitions(1)							(41)	(41)
December 31, 2019	8,905	2,980	728	5,369	4,440	5,960	611	20,088

Accumulated amortization
January 1, 2019			(3)	(4,184)	(2,592)	(1,906)	(128)	(8,813)
Amortization charge				(508)	(250)	(240)	(86)	(1,084)
Accumulated amortization on disposals and derecognitions(1)							40	40
December 31, 2019			(3)	(4,692)	(2,842)	(2,146)	(174)	(9,857)
Net book value at December 31, 2019	8,905	2,980	725	677	1,598	3,814	437	10,231

(1)	Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reporting segment at December 31, 2019:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544		721	677	374	3,814	184	5,770
Vision Care	4,361		4		1,224		253	1,481
Not allocated to segment(1)		2,980						2,980
Net book value at December 31, 2019	8,905	2,980	725	677	1,598	3,814	437	10,231
(1) Alcon brand name
The Surgical and Vision Care segments' cash generating units, to which goodwill is allocated are comprised of a group of smaller cash generating units. The valuation method of the recoverable amount of the cash generating units, to which goodwill is allocated, is based on the fair value less costs of disposal.
The Alcon brand name is an intangible asset with an indefinite life. The intangible asset is not allocated to the segments as it is used to market the Alcon-branded products of both the Surgical and Vision Care businesses. Net sales of these products together are the grouping of cash generating units, which is used to determine the recoverable amount. The valuation method is based on the fair value less costs of disposal.
The following assumptions are used in the calculations for the recoverable amounts of goodwill and the Alcon brand name:

(As a percentage)	Surgical	Vision Care
Terminal growth rate	3.0	3.0
Discount rate (post-tax)	7.5	7.0

The Surgical and Vision Care segments' terminal growth rate assumption of 3% takes into consideration how the industry is expected to grow, analysis of industry expert reports, and expected relevant changes in demographics for various markets. The discount rates for both Surgical and Vision Care segments consider Alcon's weighted average cost of capital, adjusted to approximate the weighted average cost of capital of comparable market participants. Both the terminal growth rate and the discount rate are consistent with external sources of information.
The fair value less costs of disposal, for all groupings of cash generating units containing goodwill or indefinite life intangible assets, is reviewed for the impact of reasonably possible changes in key assumptions. In particular Alcon considered an increase in the discount rate, a decrease in the terminal growth rate and certain negative impacts on the forecasted cash flows. These reasonably possible changes in key assumptions did not indicate an impairment.
Refer to "Impairment of goodwill, Alcon brand name and definite lived intangible assets" in Note 3 in these Consolidated Financial Statements for additional disclosures on how Alcon performs goodwill and intangible asset impairment testing.
The following table summarizes the movements of goodwill and other intangible assets in 2018:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2018	8,895	2,980	242	5,368	4,094	5,960	370	19,014
Impact of business combinations	4				346			346
Additions			71	1			125	197
Disposals and derecognitions(1)			(64)				(1)	(65)
December 31, 2018	8,899	2,980	249	5,369	4,440	5,960	494	19,492

Accumulated amortization
January 1, 2018			(58)	(3,635)	(2,008)	(1,668)	(104)	(7,473)
Amortization charge				(510)	(247)	(238)	(24)	(1,019)
Accumulated amortization on disposals and derecognitions(1)			57					57
Impairment charge			(2)	(39)	(337)			(378)
December 31, 2018			(3)	(4,184)	(2,592)	(1,906)	(128)	(8,813)
Net book value at December 31, 2018	8,899	2,980	246	1,185	1,848	4,054	366	10,679

(1)	Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reporting segment at December 31, 2018:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,538		216	1,185	438	4,054	160	6,053
Vision Care	4,361		30		1,410		206	1,646
Not allocated to segment		2,980						2,980
December 31, 2018	8,899	2,980	246	1,185	1,848	4,054	366	10,679

Intangible asset impairment charges
The following table shows the intangible asset impairment charges for 2019 and 2018:

($ millions)	2019	2018
Surgical	—	(378)
Vision Care	—	—
Total	—	(378)

There were no intangible asset impairment charges in 2019. For the year 2018, there was a full impairment of $337 million related to the write-down of CyPass within the Surgical segment due to a voluntary market withdrawal, and an impairment of $39 million related to the write-down of the Optonol technologies also within the Surgical segment.